Stockholders' Equity - AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Attributable to Parent, Beginning Balance	$ 290,146
Net current period other comprehensive income (loss)	(5,780)	$ (10,012)	$ 32,096
Stockholders' Equity Attributable to Parent, Ending Balance	369,774	290,146
Foreign currency translation adjustments, income tax benefit	1,565
Disproportionate tax effect	14,400
Accumulated Other Comprehensive Loss, Net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Attributable to Parent, Beginning Balance	(83,007)	(72,954)	(105,085)
Other comprehensive income (loss) before reclassification	(39,350)	(45,512)	6,260
Amounts reclassified from accumulated other comprehensive loss, net	34,231	35,459	25,871
Net current period other comprehensive income (loss)	(5,119)	(10,053)	32,131
Stockholders' Equity Attributable to Parent, Ending Balance	(88,126)	(83,007)	(72,954)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Attributable to Parent, Beginning Balance	(34,709)	(18,436)	(24,634)
Other comprehensive income (loss) before reclassification	(11,177)	(16,273)	6,198
Net current period other comprehensive income (loss)	(11,177)	(16,273)	6,198
Stockholders' Equity Attributable to Parent, Ending Balance	(45,886)	(34,709)	(18,436)
Foreign currency translation adjustments, income tax benefit	1,565
Unrealized losses on interest rate swap contracts [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Attributable to Parent, Beginning Balance	(48,298)	(54,518)	(80,451)
Other comprehensive income (loss) before reclassification	(28,173)	(29,239)	62
Amounts reclassified from accumulated other comprehensive loss, net	34,231	35,459	25,871
Net current period other comprehensive income (loss)	6,058	6,220	25,933
Stockholders' Equity Attributable to Parent, Ending Balance	(42,240)	(48,298)	(54,518)
Deferred income tax benefit (expense)	2,959	6,701	10,829	$ 27,413
Deferred tax expense (benefit) before reclassification	(17,402)	(19,405)	40
Amounts reclassified from AOCI - interest rate swap contracts, tax expense	$ (21,143)	$ (23,533)	$ (16,544)